Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Revenues:
Location-based services	$ 120,410	$ 108,101		$ 91,574
Wireless communications products	39,757	39,724		29,807
Total revenues	160,167	147,825		121,381
Cost of revenues:
Location-based services	49,157	40,820		33,377
Wireless communications products	31,578	34,354		27,445
Total cost of revenue	80,735	75,174		60,822
Gross profit	79,432	72,651		60,559
Research and development expenses	631	481		372
Selling and marketing expenses	8,543	8,675		7,684
General and administrative expenses	34,984	31,671		27,213
Other expenses, net (Note 14)	8,691	1,156		908
Operating income	26,583	30,668		24,382
Other expenses	(819)	(14,745)	[1]
Financing income, net (Note 15)	2,100	139		1,604
Income before income tax	27,864	16,062		25,986
Income tax (Note 16)	(5,655)	(6,286)		(7,139)
Share in income (losses) of affiliated companies, net	(23)	(3)		13
Net income for the year	22,186	9,773		18,860
Less: Net income attributable to non-controlling interest	(908)	(1,071)		(668)
Net income attributable to the Company	$ 21,278	$ 8,702		$ 18,192
Basic and diluted earnings per share attributable to Company's stockholders (Note 17)	$ 1.01	$ 0.42		$ 0.87
Basic and diluted weighted average number of shares outstanding
Basic	20,968	20,968		20,968
Diluted	20,968	20,968		20,977

[1]	See Notes 12A2.